Stock-based Compensation - Schedule of Stock Option Valuation Assumption (Details) (10-K)	12 Months Ended
Dec. 31, 2018
Risk-free rate of interest	3.09%
Expected stock price volatility	85.31%
Dividend yield	0.00%
Minimum [Member]
Expected term (years)	5 years
Maximum [Member]
Expected term (years)	6 years 2 months 30 days